UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08927

CREDIT SUISSE HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

June 30, 2010
(unaudited)

■  CREDIT SUISSE
HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report
June 30, 2010 (unaudited)

July 28, 2010

Dear Shareholder:

Performance Summary
1/1/10 – 06/30/10

Fund & Benchmark	Performance
Credit Suisse High Yield Fund[1]	3.60%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	4.71%
BofA Merrill Lynch Global High Yield Constrained Index (fully hedged)[3]	5.05%

Market Review: A positive period overall

The six-month period ended June 30, 2010 was a positive one for the high yield bond market. The BofA Merrill Lynch US High Yield Master II Constrained Index (the "Index"), the Fund's benchmark, returned 4.71% for the period, with positive returns in 5 of the 6 months (May 2010 as the exception). High yield bond spreads widened 74 basis points versus the Treasury market to end the period at +714 basis points, while high yield bond yields ended the period at 9.03%.

From a quality point-of-view, BB-rated and CCC-rated securities outperformed the Index, returning 5.6% and 5.0%, respectively. In contrast, B-rated securities had positive returns for the period, but underperformed the Index with returns of 3.5%. The insurance, financials and airlines sectors led the Index, while technology, utilities, and food & drug retail lagged during the period.

High yield default rates rose throughout much of last year, peaking at 13.48% in November 2009. Since then, the global default rate, as measured by Moody's, has declined steadily to 6.1%, and is expected to decline further over the balance of the year. Additionally, according to JPMorgan, the pace of corporate high yield defaults is continuing to slow, with only two companies defaulting or missing coupons in June — bringing the year to date total to 22. The percentage of securities considered "distressed" (defined as those trading at spreads of more than 1,000 basis points over Treasuries), fell steadily throughout most of the period, but rose slightly toward the end of the period. Though the percentage of distressed securities was 13.83% at the end of June, this number was still down from 2009's year-end of 17.9% — and down significantly from the all-time high of 83.6% in November 2008.

Following the record high calendar year bond issuance of $180.7 billion set in 2009, JP Morgan is reporting that new issue volume for this six-month period was $125 billion. New issuance activity occurred mostly in the first quarter of 2010,

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

with latter parts of the period showing a significant slowdown. High-yield mutual funds saw volatile fund flows during the period, and ended with inflows of approximately $150 million as reported by Lipper.

Strategic Review and Outlook: We remain cautious going forward

For the semiannual period ended June 30, 2010, the Fund underperformed its benchmark. Superior security selection in the chemicals, health facilities, building & construction, and gaming sectors contributed positively to returns. On the other hand, security selection in electric-generation and overweight positions in the oil field equipment sector and cash detracted from returns.

Portfolio construction remains selective as we focus on securities that offer solid relative value versus their peers. We continue to take advantage of opportunities in the new issuance market at attractive yields, especially in more senior bonds. Portfolio exposures reflect our positive view on the technology, cable, and broadcast sectors, as well as growing comfort with some of the more cyclical chemical and paper companies. In contrast, we remain cautious with respect to consumer-driven industries, and have sought to limit exposures to those sectors.

The reopening of both debt and equity capital markets has made capital available to a broad range of companies, allowing many below-investment-grade issuers to refinance and extend debt maturities. The improved liquidity, combined with a stabilizing fundamental backdrop, has significantly decreased expectations for upcoming defaults. Moody's is currently forecasting that the June 2011 global default rate will decline from its current rate of 6.1% to 1.8%. In addition, 2010 recovery rates (the price at which a defaulted security is trading one month post default) have risen back to near historical averages compared to 2009 figures. Given this environment of declining defaults and a stabilizing economy, the high yield market has rallied significantly from its 2009 lows. However, given the overhang of sovereign default risk and likely regulatory changes for the U.S. financial services sector, we remain cautious and anticipate further volatility in the near future.

On May 1, 2010, Credit Suisse Global High Yield Fund, Inc. changed its name to Credit Suisse High Yield Fund, Inc. At that time, the investment strategy changed from a global strategy to a domestic one and the benchmark changed from the BofA Merrill Lynch Global High Yield Constrained Index (fully hedged) to the BofA Merrill Lynch US High Yield Master II Constrained Index.

Effective June 3, 2010, Thomas Flannery* has joined the Credit Suisse US High Yield Management Team and serves as the lead manager of the Funds. Wing Chan remains a member of the team.

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

The Credit Suisse High Yield Management Team

Thomas Flannery
Wing Chan

*  Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc. Mr. Flannery holds a B.S. in Finance from Georgetown University.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may involve a greater degree of risk than other funds that invest in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Average Annual Returns as of June 30, 20101

1 Year	5 Years	10 Years	Since Inception	Inception Date
24.86%	5.96%	5.67%	6.63%	02/26/93

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.48%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.70%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

3  The BofA Merrill Lynch Global High Yield Constrained Index (fully hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Investors cannot invest directly in an index.

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2010

Actual Fund Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$1,036.00
Expenses Paid per $1,000*	$3.53
Hypothetical 5% Fund Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$1,021.32
Expenses Paid per $1,000*	$3.51
Annualized Expense Ratio*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Yield Fund
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.0%
BB	27.8%
B	48.2%
CCC	14.1%
CC	0.2%
C	0.3%
D	0.4%
NR	3.9%
Subtotal	95.9%
Short-Term Investment	4.1%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse High Yield Fund
Schedule of Investments
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (82.2%)
Aerospace & Defense (1.5%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$105,250
175	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	141,094
70	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)	(B+, B1)	02/01/15	6.750	68,950
100	Spirit Aerosystems, Inc., Global Company Guaranteed Notes (Callable 10/01/13 @ $103.75)	(BB, B2)	10/01/17	7.500	98,500
					413,794
Auto Loans (1.1%)
150	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes§	(B-, Ba3)	10/01/13	7.000	153,059
150	Ford Motor Credit Co., LLC, Senior Unsecured Notes§	(B-, Ba3)	12/15/16	8.000	153,580
					306,639
Auto Parts & Equipment (1.5%)
50	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(B, B1)	01/15/17	9.250	51,750
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC, Caa2)	03/01/17	7.875	65,437
75	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC, Caa2)	03/15/18	10.625	79,875
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	100,650
100	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	103,250
25	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)§	(B+, B1)	05/15/16	10.500	27,313
					428,275
Banks (2.7%)
15	Ally Financial, Inc., Global Subordinated Notes§	(CCC+, B3)	12/31/18	8.000	13,950
425	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	431,375
34	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/13	7.000	32,367
50	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/14	7.000	47,795

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Banks
$50	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/15	7.000	$46,786
84	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/16	7.000	77,137
118	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/17	7.000	106,521
					755,931
Building & Construction (0.5%)
52	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	30,420
75	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	52,875
75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	62,625
					145,920
Building Materials (2.2%)
125	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC, Caa2)	03/01/14	11.250	128,125
100	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB-, B3)	03/15/20	7.500	98,750
150	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	150,000
150	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)§	(B+, B2)	11/01/14	11.375	152,250
100	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	103,500
					632,625
Chemicals (2.5%)
150	CF Industries, Inc., Company Guaranteed Notes	(BB+, B1)	05/01/18	6.875	153,000
100	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba3)	11/01/17	8.000	103,250
40	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	38,000
81	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)§	(CCC-, B3)	06/15/14	12.500	88,695

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Chemicals
$50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	$61,857
25	Nalco Co., Global Senior Notes (Callable 05/15/13 @ $104.13)	(BB-, Ba2)	05/15/17	8.250	26,000
100	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	102,000
125	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B+, B2)	11/01/17	8.750	130,625
					703,427
Computer Hardware (1.0%)
150	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	143,250
75	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $103.31)‡	(BBB-, Ba2)	01/15/18	6.625	74,812
75	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/15 @ $103.44)‡	(BBB-, Ba2)	01/15/20	6.875	74,813
					292,875
Consumer Products (1.4%)
125	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, Caa2)	10/01/12	10.250	124,375
125	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B+, B3)	04/01/18	8.250	126,562
150	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	154,875
					405,812
Consumer/Commercial/Lease Financing (0.7%)
150	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	142,500
75	International Lease Finance Corp., Series MTN, Senior Unsecured Notes§	(BB+, B1)	06/01/14	5.650	66,938
					209,438
Department Stores (0.2%)
50	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa2)	10/15/15	10.375	51,125
Diversified Capital Goods (2.9%)
50	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	49,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Diversified Capital Goods
$50	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	$48,563
100	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	106,000
75	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50)‡	(B, B3)	02/15/18	9.000	72,000
75	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	74,812
125	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ $103.94)	(B, B1)	12/01/19	7.875	126,875
100	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(B-, B3)	06/01/17	7.375	88,250
75	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	73,500
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	104,500
75	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡	(B-, Caa1)	12/15/17	9.750	76,312
					819,812
Electric - Generation (4.0%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B3)	05/01/16	8.375	159,250
250	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B2)	05/15/19	7.200	155,000
200	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	187,000
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	173,687
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	49,875
450	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	299,250
175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	116,375
					1,140,437
Electric - Integrated (0.6%)
25	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	27,000
150	The AES Corp., Global Senior Unsecured Notes§	(BB-, B1)	10/15/17	8.000	152,250
					179,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electronics (1.0%)
$100	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	$102,500
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	42,600
75	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	78,750
75	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC+, B2)	03/01/16	8.125	74,250
					298,100
Energy - Exploration & Production (4.9%)
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	97,250
75	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)§	(BB-, B1)	07/15/16	9.875	79,875
75	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	77,813
125	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	124,531
75	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	77,625
100	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB, B1)	02/15/20	8.250	105,000
75	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	81,375
100	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	103,000
100	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	107,000
175	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)§	(B, B3)	06/01/15	7.875	176,312
75	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	77,670
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	74,625
100	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)§	(BB-, Caa1)	02/01/17	8.625	90,500
125	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	128,125
					1,400,701
Environmental (0.3%)
75	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	81,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food & Drug Retailers (1.0%)
$50	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	$51,125
200	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	164,500
75	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	78,750
					294,375
Food - Wholesale (0.8%)
100	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡	(CCC+, Caa2)	04/01/15	9.250	102,500
125	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	120,625
					223,125
Forestry & Paper (1.8%)
265	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)§	(B+, Caa1)	10/15/14	7.125	250,756
175	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)	(CCC+, B2)	12/31/14	11.375	159,688
100	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B, B2)	08/01/14	9.125	96,000
					506,444
Gaming (4.6%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69) ø‡	(NR, NR)	12/15/14	9.375	13,875
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	92,000
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	15,985
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B+, B2)	05/01/15	13.875	58,000
60	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ø‡	(NR, NR)	06/15/15	11.000	525
200	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	217,000
110	Harrah's Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B, Caa1)	06/01/17	11.250	116,325
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	49,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming
$100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	$93,500
50	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	32,188
125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ø‡	(D, NR)	11/15/15	8.500	19,688
75	MGM Mirage, Inc., Company Guaranteed Notes§	(CCC+, Caa1)	06/01/16	7.500	59,437
25	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	04/01/13	6.750	22,438
75	MGM Resorts International, Global Senior Secured Notes (Callable 05/15/13 @ $105.56)	(B, B1)	11/15/17	11.125	83,062
175	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	176,312
75	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, B3)	08/15/17	10.750	75,000
75	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba2)	08/15/15	8.375	75,094
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	42
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	100,250
					1,299,721
Gas Distribution (1.9%)
100	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)§	(NR, Ba3)	05/20/16	7.125	100,000
50	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	50,385
100	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	101,000
125	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	127,187
75	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	76,125
75	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B2)	07/01/16	8.250	74,063
					528,760
Health Facilities (4.8%)
75	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§	(B, Caa1)	11/01/15	9.875	77,437

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Facilities
$125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	$135,937
50	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	51,688
25	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/11 @ $102.42)	(B, B2)	03/15/15	7.250	25,125
375	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	398,437
100	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)§	(B-, B3)	05/15/16	9.000	100,500
75	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	74,438
75	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 04/01/11 @ $101.17)	(BB+, Ba3)	04/01/14	7.000	75,188
50	Omega Healthcare Investors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $103.75)‡	(BB+, Ba3)	02/15/20	7.500	50,125
75	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)‡	(CCC+, Caa1)	04/15/17	9.875	72,375
150	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.44)‡§	(BB-, B1)	07/01/19	8.875	159,750
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	4.134	42,250
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	24,750
79	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	80,406
					1,368,406
Health Services (1.3%)
75	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡§	(B, B3)	12/30/14	9.500	75,563
150	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	158,812
75	Service Corp. International, Global Senior Unsecured Notes§	(BB-, B1)	10/01/18	7.625	76,313
50	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	50,500
					361,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Hotels (0.7%)
$75	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	$78,750
100	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 05/15/13 @ $104.50)§	(BB+, Ba1)	05/15/17	9.000	107,500
					186,250
Machinery (1.8%)
125	Altra Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $106.09)‡	(B+, B1)	12/01/16	8.125	124,531
75	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	78,000
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.78)§	(BB+, Ba3)	03/01/14	7.125	51,750
100	Case New Holland, Inc., Rule 144A, Senior Notes‡	(BB+, Ba3)	12/01/17	7.875	101,250
75	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	79,594
75	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	69,750
					504,875
Media - Broadcast (1.9%)
80	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa2)	08/15/14	10.500	74,400
50	Clear Channel Communications, Inc., Senior Unsecured Notes§	(CCC-, Ca)	09/15/14	5.500	27,750
125	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	126,250
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	98,750
100	LIN Television Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/14 @ $104.19)‡	(B+, Ba3)	04/15/18	8.375	100,000
100	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B3)	04/15/17	8.875	101,000
100	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	310
					528,460
Media - Cable (4.7%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, B3)	01/15/14	9.375	202,500
125	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	125,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable
$91	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	$106,864
225	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/13 @ $105.91)‡	(B, B2)	04/30/18	7.875	227,250
50	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	50,063
150	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	158,437
150	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	150,375
50	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	51,750
175	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	175,000
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	48,000
50	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/19	9.125	48,500
					1,344,364
Media - Diversified (0.9%)
275	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	268,813
Media - Services (0.7%)
100	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)§	(B-, Caa1)	05/01/16	11.500	109,750
75	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB, Ba2)	06/15/16	9.500	80,250
					190,000
Metals & Mining - Excluding Steel (1.4%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(NR, NR)	12/15/14	9.000	998
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	281
100	Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)‡	(BB-, B1)	12/15/17	8.250	99,500
175	Consol Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.00)‡	(BB, B1)	04/01/17	8.000	181,562
138	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.373	107,009
					389,350

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Field Equipment & Services (2.8%)
$100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	$96,000
100	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	97,000
75	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa2)	01/15/15	12.250	63,750
75	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	69,375
25	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)§	(B+, Ba3)	09/01/17	8.000	22,375
80	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(B+, Ba3)	12/01/14	6.125	71,800
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	74,906
75	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	73,125
100	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)‡	(B+, B1)	04/01/18	9.125	95,500
125	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	123,125
					786,956
Oil Refining & Marketing (1.5%)
150	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	149,250
75	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	73,500
75	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	78,187
125	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00) #‡	(NR, B3)	06/15/14	10.750	113,125
					414,062
Packaging (1.3%)
90	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(CCC, Caa1)	09/15/14	8.875	87,075
100	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	99,750
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(CCC+, Caa1)	10/15/14	9.875	77,062

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Packaging
$100	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, B1)	10/15/16	7.750	$98,250
					362,137
Pharmaceuticals (0.9%)
100	Mylan, Inc., Rule 144A, Senior Notes (Callable 07/15/15 @ $101.91)‡	(BB-, B1)	07/15/17	7.625	102,500
125	Valeant Pharmaceuticals International, Rule 144A, Senior Unsecured Notes (Callable 03/15/15 @ $103.81)‡	(BB-, Ba3)	03/15/20	7.625	148,125
					250,625
Printing & Publishing (0.9%)
85	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	79,475
200	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø^	(NR, NR)	02/15/17	9.000	0
150	The Reader's Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00) #‡§	(B, B1)	02/15/17	9.500	150,375
38	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, Ba3)	03/01/15	8.250	39,425
					269,275
Railroads (0.5%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)§	(BB-, B2)	06/01/15	8.000	77,625
60	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)§	(BB, B1)	07/01/17	9.250	63,150
					140,775
Real Estate Development & Management (0.5%)
150	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	131,250
Software/Services (1.8%)
75	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	75,750
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	26,438
100	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	103,750
41	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	47,560
49	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡§	(BB-, Ba3)	10/15/14	12.750	55,002

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Software/Services
$200	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	$192,250
					500,750
Specialty Retail (1.1%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	70,875
100	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(C, Caa3)	10/15/12	12.000	82,000
75	Susser Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/13 @ $104.25)‡	(B+, B2)	05/15/16	8.500	75,375
75	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	76,219
					304,469
Steel Producers/Products (0.7%)
100	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	94,500
100	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	102,750
					197,250
Support - Services (3.2%)
100	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)	(B+, B1)	02/15/13	9.500	103,125
150	FTI Consulting, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $100.00)	(BB, Ba2)	06/15/13	7.625	150,750
100	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	103,500
125	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	122,969
100	Sotheby's, Global Company Guaranteed Notes§	(B, B1)	06/15/15	7.750	100,500
150	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)‡§	(BB-, B1)	10/15/17	7.750	151,875
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	105,787
75	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	70,875
					909,381

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Integrated/Services (4.5%)
$75	Frontier Communications Corp., Global Senior Unsecured Notes§	(BB, Ba2)	03/15/15	6.625	$72,750
125	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	127,188
325	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	333,937
100	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.140	78,000
50	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)‡§	(CCC, Caa1)	02/01/18	10.000	44,500
75	New Communications Holdings, Inc., Rule 144A, Senior Notes‡	(BB, Ba2)	04/15/17	8.250	75,656
75	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	73,313
200	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/13 @ $103.56)‡§	(B+, Ba3)	04/01/18	7.125	200,500
175	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡§	(B+, Ba3)	10/01/15	8.000	180,687
75	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	75,938
					1,262,469
Telecom - Wireless (3.5%)
25	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	25,500
75	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	76,875
125	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	128,125
300	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)	(BB-, Ba2)	03/15/14	5.950	279,750
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡§	(BB-, Ba3)	08/15/16	8.000	78,000
50	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba3)	08/15/19	8.250	52,875
250	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	225,625
125	Viasat, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $106.66)§	(B, B1)	09/15/16	8.875	127,812
					994,562

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecommunications (0.2%)
$75	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	$70,688
Textiles & Apparel (0.3%)
100	Levi Strauss & Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/15 @ $103.81)‡§	(B+, B2)	05/15/20	7.625	98,500
Theaters & Entertainment (0.8%)
175	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	169,313
50	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	50,500
					219,813
Transportation - Excluding Air/Rail (0.4%)
100	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	105,784
TOTAL U.S. CORPORATE BONDS (Cost $23,509,343)					23,278,413
FOREIGN CORPORATE BONDS (10.6%)
Aerospace & Defense (0.4%)
100	Bombardier, Inc., Rule 144A, Senior Notes (Canada)‡	(BB+, Ba2)	03/15/18	7.500	103,500
Chemicals (1.7%)
225	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B, B2)	09/15/13	2.537	222,750
100	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50) (United Kingdom)‡§	(B, B2)	05/15/15	9.000	100,250
200	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(CCC, Caa3)	02/15/16	8.500	157,000
					480,000
Electronics (0.5%)
150	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(CCC+, C)	10/15/14	7.875	138,375
Energy - Exploration & Production (0.2%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	65,625
Forestry & Paper (0.7%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	36,875
50	Cascades, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ $103.88) (Canada)	(B+, Ba3)	12/15/17	7.750	50,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Forestry & Paper
$125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)	(B, B2)	04/01/15	7.750	$124,062
					210,937
Gaming (0.8%)
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75) (Luxembourg)‡	(B, B2)	06/15/15	8.250	169,955
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88) (South Africa)‡	(B, B3)	04/30/14	7.750	52,518
					222,473
Media - Cable (1.7%)
100	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)‡	(BB-, B1)	12/01/17	8.125	121,878
75	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)	(BB-, Ba2)	04/15/18	9.125	81,750
175	Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44) (United Kingdom)	(B+, B1)	10/15/19	8.875	269,698
					473,326
Media - Diversified (0.4%)
100	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)§	(B, B2)	03/15/16	7.750	98,500
Metals & Mining - Excluding Steel (0.1%)
25	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BBB, Baa3)	05/15/19	10.750	30,679
Oil Field Equipment & Services (0.3%)
100	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50) (France)§	(BB-, Ba3)	05/15/15	7.500	95,750
Packaging (0.2%)
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	63,082
Pharmaceuticals (0.3%)
75	Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada)‡	(B+, B1)	04/15/17	8.625	74,812

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Support - Services (0.4%)
$50	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)‡§	(B, B3)	03/15/17	9.750	$51,000
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50) (United Kingdom)‡	(B, NR)	06/15/14	11.000	65,685
					116,685
Telecom - Integrated/Services (1.0%)
150	ERC Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Ireland)#‡	(CCC, Caa1)	08/15/16	5.683	64,307
170	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	174,250
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg)ø#‡	(NR, NR)	01/15/15	6.034	2,500
50	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)§	(B+, B3)	01/15/15	8.875	51,063
					292,120
Telecom - Wireless (0.8%)
50	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	62,164
150	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡§	(B+, B2)	07/15/17	11.750	154,500
					216,664
Textiles & Apparel (0.1%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	39,197
Transportation - Excluding Air/Rail (1.0%)
150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	144,750
50	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	49,500
100	Teekay Corp., Global Senior Unsecured Notes (Canada)§	(BB, B1)	01/15/20	8.500	100,000
					294,250
TOTAL FOREIGN CORPORATE BONDS (Cost $3,565,807)					3,015,975

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Number of Shares		Value
COMMON STOCKS (1.0%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^	$0
Banks (0.4%)
2,868	CIT Group, Inc.*	97,110
Forestry & Paper (0.2%)
2,330	Smurfit-Stone Container Corp.*	57,668
Leisure (0.4%)
3,425	Six Flags Entertainment Corp.*§	115,183
Printing & Publishing (0.0%)
118	SuperMedia, Inc.*§	2,158
TOTAL COMMON STOCKS (Cost $510,871)		272,119
PREFERRED STOCK (0.2%)
Banks (0.2%)
62	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $11,369)‡	48,195
WARRANTS (0.0%)
Printing & Publishing (0.0%)
637	The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17 (Cost $0)*^	0
SHORT-TERM INVESTMENTS (34.0%)
8,466,306	State Street Navigator Prime Portfolio§§	8,466,306

Par (000)		Maturity	Rate%
$1,146	State Street Bank and Trust Co. Euro Time Deposit	07/01/10	0.010	1,146,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,612,306)				9,612,306
TOTAL INVESTMENTS AT VALUE (128.0%) (Cost $37,209,696)				36,227,008
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.0%)				(7,917,918)
NET ASSETS (100.0%)				$28,309,090

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $9,578,947 or 33.8% of net assets.

+  Step Bond — The interest rate is as of June 30, 2010 and will reset at a future date.

*  Non-income producing security.

ø  Bond is currently in default.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2010.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $8,466,306 (Cost $37,209,696) (Note 2)	$36,227,008[1]
Cash	874
Foreign currency at value (cost $191,756)	195,416
Interest receivable	546,714
Unrealized appreciation on forward currency contracts (Note 2)	103,199
Receivable for investments sold	75,141
Receivable for fund shares sold	35,042
Receivable from investment adviser (Note 3)	2,160
Prepaid expenses and other assets	11,911
Total Assets	37,197,465
Liabilities
Administrative services fee payable (Note 3)	10,002
Payable upon return of securities loaned (Note 2)	8,466,306
Payable for investments purchased	349,862
Dividend payable	32,730
Directors' fee payable	4,627
Payable for fund shares redeemed	3,123
Other accrued expenses payable	21,725
Total Liabilities	8,888,375
Net Assets
Capital stock, $.001 par value (Note 6)	3,305
Paid-in capital (Note 6)	69,398,367
Accumulated net investment loss	(115,863)
Accumulated net realized loss on investments and foreign currency transactions	(40,100,622)
Net unrealized depreciation from investments and foreign currency translations	(876,097)
Net Assets	$28,309,090
Shares outstanding	3,304,776
Net asset value, offering price and redemption price per share	$8.57

1  Including $8,282,228 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 3)
Interest	$1,316,044
Dividends	2,182
Securities lending	6,557
Total investment income	1,324,783
Expenses
Investment advisory fees (Note 3)	101,420
Administrative services fees (Note 3)	29,701
Audit and tax fees	16,772
Registration fees	13,588
Directors' fees	12,901
Legal fees	11,585
Printing fees (Note 3)	10,796
Transfer agent fees	6,009
Custodian fees	5,464
Insurance expense	1,878
Commitment fees (Note 4)	322
Interest expense (Note 4)	266
Miscellaneous expense	3,094
Total expenses	213,796
Less: fees waived and expenses reimbursed (Note 3)	(112,377)
Net expenses	101,419
Net investment income	1,223,364
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	404,032
Net realized gain from foreign currency transactions	112,728
Net change in unrealized appreciation (depreciation) from investments	(760,582)
Net change in unrealized appreciation (depreciation) from foreign currency translations	60,953
Net realized and unrealized loss from investments and foreign currency related items	(182,869)
Net increase in net assets resulting from operations	$1,040,495

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment income	$1,223,364	$2,735,187
Net realized gain (loss) from investments and foreign currency transactions	516,760	(2,142,249)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(699,629)	11,208,125
Net increase in net assets resulting from operations	1,040,495	11,801,063
From Dividends
Dividends from net investment income	(1,132,625)	(3,055,599)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,323,717	5,151,920
Reinvestment of dividends	1,061,990	2,929,399
Net asset value of shares redeemed	(4,438,657)[1]	(12,241,624)[2]
Net decrease in net assets from capital share transactions	(1,052,950)	(4,160,305)
Net increase (decrease) in net assets	(1,145,080)	4,585,159
Net Assets
Beginning of period	29,454,170	24,869,011
End of period	$28,309,090	$29,454,170
Accumulated net investment loss	$(115,863)	$(206,602)

1  Net of $195 of redemption fees retained by the Fund.

2  Net of $535 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Financial Highlights
(For an Institutional Class Shares of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$8.61	$6.37	$9.57	$10.19	$9.96	$10.65
INVESTMENT OPERATIONS
Net investment income	0.37	0.74	0.79	0.85	0.79	0.81
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.06)	2.33	(3.19)	(0.57)	0.19	(0.55)
Total from investment operations	0.31	3.07	(2.40)	0.28	0.98	0.26
LESS DIVIDENDS
Dividends from net investment income	(0.35)	(0.83)	(0.80)	(0.90)	(0.75)	(0.95)
Net asset value, end of period	$8.57	$8.61	$6.37	$9.57	$10.19	$9.96
Total return[1]	3.60%	50.17%	(26.51)%	2.61%	10.21%	2.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$28,309	$29,454	$24,869	$37,836	$44,111	$29,248
Ratio of expenses to average net assets	0.70%[2]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	8.45%[2]	9.50%	9.10%	8.04%	7.52%	7.96%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.78%[2]	0.76%	0.72%	0.54%	0.61%	0.68%
Portfolio turnover rate	38%	81%	36%	46%	69%	71%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Fund
Notes to Financial Statements
June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund currently offers only Institutional Class shares. Effective May 1, 2010, the name of the Fund was changed from Credit Suisse Global High Yield Fund, Inc.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$413,794	$—	$413,794
Auto Loans	—	306,639	—	306,639
Auto Parts & Equipment	—	428,275	—	428,275
Banks	—	755,931	—	755,931
Building & Construction	—	145,920	—	145,920
Building Materials	—	632,625	—	632,625
Chemicals	—	703,427	—	703,427
Computer Hardware	—	292,875	—	292,875
Consumer Products	—	405,812	—	405,812
Consumer/Commercial/Lease Financing	—	209,438	—	209,438
Department Stores	—	51,125	—	51,125
Diversified Capital Goods	—	819,812	—	819,812
Electric - Generation	—	1,140,437	—	1,140,437
Electric - Integrated	—	179,250	—	179,250
Electronics	—	298,100	—	298,100
Energy - Exploration & Production	—	1,400,701	—	1,400,701
Environmental	—	81,375	—	81,375
Food & Drug Retailers	—	294,375	—	294,375
Food - Wholesale	—	223,125	—	223,125
Forestry & Paper	—	506,444	—	506,444
Gaming	—	1,299,721	—	1,299,721
Gas Distribution	—	528,760	—	528,760
Health Facilities	—	1,368,406	—	1,368,406
Health Services	—	361,188	—	361,188
Hotels	—	186,250	—	186,250
Machinery	—	504,875	—	504,875
Media - Broadcast	—	528,460	—	528,460
Media - Cable	—	1,344,364	—	1,344,364
Media - Diversified	—	268,813	—	268,813
Media - Services	—	190,000	—	190,000
Metals & Mining - Excluding Steel	—	389,350	—	389,350
Oil Field Equipment & Services	—	786,956	—	786,956
Oil Refining & Marketing	—	414,062	—	414,062
Packaging	—	362,137	—	362,137
Pharmaceuticals	—	250,625	—	250,625
Printing & Publishing	—	269,275	—	269,275
Railroads	—	140,775	—	140,775
Real Estate Development & Management	—	131,250	—	131,250
Software/Services	—	500,750	—	500,750
Specialty Retail	—	304,469	—	304,469
Steel Producers/Products	—	197,250	—	197,250
Support-Services	—	909,381	—	909,381
Telecom - Integrated/Services	—	1,262,469	—	1,262,469
Telecom - Wireless	—	994,562	—	994,562
Telecommunications Equipment	—	70,688	—	70,688
Textiles & Apparel	—	98,500	—	98,500

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Theaters & Entertainment	$—	$219,813	$—	$219,813
Transportation - Excluding Air/Rail	—	105,784	—	105,784
Foreign Corporate Bonds
Aerospace & Defense	—	103,500	—	103,500
Chemicals	—	480,000	—	480,000
Electronics	—	138,375	—	138,375
Energy - Exploration & Production	—	65,625	—	65,625
Forestry & Paper	—	210,937	—	210,937
Gaming	—	222,473	—	222,473
Media - Cable	—	473,326	—	473,326
Media - Diversified	—	98,500	—	98,500
Metals & Mining - Excluding Steel	—	30,679	—	30,679
Oil Field Equipment & Services	—	95,750	—	95,750
Packaging	—	63,082	—	63,082
Pharmaceuticals	—	74,812	—	74,812
Support-Services	—	116,685	—	116,685
Telecom - Integrated/Services	—	292,120	—	292,120
Telecom - Wireless	—	216,664	—	216,664
Textiles & Apparel	—	39,197	—	39,197
Transportation - Excluding Air/Rail	—	294,250	—	294,250
Common Stocks
Automobile Parts & Equipment	—	—	—	—
Banks	97,110	—	—	97,110
Forestry & Paper	57,668	—	—	57,668
Leisure	115,183	—	—	115,183
Printing & Publishing	2,158	—	—	2,158
Preferred Stock
Banks	48,195	—	—	48,195
Warrants
Printing & Publishing	—	—	—	—
Short-Term Investments	8,466,306	1,146,000	—	9,612,306
Other Financial Instruments*
Forward Foreign Currency Contracts	—	103,199	—	103,199
	$8,786,620	$27,543,587	$—	$36,330,207

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

(c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of June 30, 2010

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$103,199	*	Liabilities - Unrealized Depreciation	$0

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$120,853
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$57,422

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
USD	952,050	EUR	700,000	07/15/10	$(952,050)	$(857,486)	$94,564
USD	325,805	GBP	212,000	07/15/10	(325,805)	(317,170)	8,635
Total							$103,199

Currency Abbreviations:
EUR = Euro Currency
GBP = British Pound
USD = United States Dollar

J) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At June 30, 2010, and during the six months ended June 30, 2010, the Fund had no outstanding credit default swap contracts.

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $11,355, of which $3,151 was rebated to borrowers (brokers). The Fund retained $6,557 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,647. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the six months ended June 30, 2010, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$101,420	$(101,420)	$0	$(10,957)

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $29,701.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2010, Merrill was paid $11,133 for its services by the Fund.

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2010, the Fund had no loans outstanding under the Credit Facility. During the six months ended June 30, 2010, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$501,692	1.470%	$679,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were $10,460,382 and $11,463,160, respectively.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $37,209,696, $1,300,289, $(2,282,977) and $(982,688), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Shares sold	267,109	722,923
Shares issued in reinvestment of dividends	122,636	380,283
Shares redeemed	(505,988)	(1,584,120)
Net decrease	(116,243)	(480,914)

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 6. Capital Share Transactions

The Fund imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On June 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	91%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective June 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 25, 2010.

On May 3, 2010, the Board of Directors (the "Board") of Credit Suisse High Yield Fund, Inc. (formerly, Credit Suisse Global High Yield Fund, Inc.) (the "High Yield Fund") approved the reorganization of the High Yield Fund (the "Reorganization") into the Credit Suisse High Income Fund (the "High Income Fund" and together with the High Yield Fund, the "Funds"), a series of Credit Suisse Opportunity Funds. The Reorganization will consist of the transfer of all of the assets of the High Yield Fund in exchange solely for Common

Credit Suisse High Yield Fund
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 8. Subsequent Events

Class shares of the High Income Fund and the assumption by the High Income Fund of all of the liabilities of the High Yield Fund, and the distribution of Common Class shares of the High Income Fund to the shareholders of the High Yield Fund in liquidation of the High Yield Fund. The Reorganization does not require approval by shareholders of either Fund. The Reorganization is expected to occur in late August 2010, or on such other date as of officers of the Funds determine.

Credit Suisse High Yield Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse High Yield Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse High Yield Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-SAR-0610

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2010